August 7, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Siren ETF Trust Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, Siren ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the following reorganizations: (i) the reorganization of the Reality Shares DIVCON Leaders Dividend ETF, a series of Reality Shares ETF Trust, into the Siren DIVCON Leaders Dividend ETF, a newly created series of the Trust; (ii) the reorganization of the Reality Shares DIVCON Dividend Defender ETF, a series of Reality Shares ETF Trust, into the Siren DIVCON Dividend Defender ETF, a newly created series of the Trust; and (iii) the reorganization of the Reality Shares Nasdaq NexGen Economy ETF (together with the Reality Shares DIVCON Leaders Dividend ETF and Reality Shares DIVCON Dividend Defender ETF, the “Target Funds,” and each, a “Target Fund”), a series of Reality Shares ETF Trust, into the Siren Nasdaq NexGen Economy ETF (together with the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF, the “Acquiring Funds,” and each, an “Acquiring Fund”), a newly created series of the Trust. Pursuant to the Agreement and Plan of Reorganization, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001